Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 14, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [Line Items]
Share repurchases - average price per share in U.S. dollars			$ 91.35	$ 100.97
Global Print Transaction | Global Print Business Joint Venture Agreement
Disclosure of non-adjusting events after reporting period [Line Items]
Agreement to sell stake percent	51.00%
Agreement to sell and retain stake interest percentage	49.00%
Agreement to sell stake amount	$ 500
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of common shares repurchased		2.6
Common shares repurchased		$ 238
Share repurchases - average price per share in U.S. dollars		$ 92.61
Potential ordinary share transactions [member] | NCIB [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Common shares repurchased, maximum value		$ 600